Share Capital (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Share Capital Issued and Fully Paid

	Group
		Ordinary shares of £1 each
Issued and fully paid share capital	No.	£m
At 31 December 2018, 1 January 2019 and 31 December 2019	7,060,000,000	7,060